Award Timing Disclosure	12 Months Ended
Jun. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

With regard to Item 402(x)(1) of Regulation S-K, the Company does not currently grant new awards of stock options, stock appreciation rights, or similar option-like instruments. Accordingly, the Company has no specific policy or practice on the timing of awards of such options in relation to the disclosure of material nonpublic information by the Company. In the event the Company determines to grant new awards of such options, the Board of Directors will evaluate the appropriate steps to take in relation to the foregoing.

Award Timing Method	the Company does not currently grant new awards of stock options, stock appreciation rights, or similar option-like instruments. Accordingly, the Company has no specific policy or practice on the timing of awards of such options in relation to the disclosure of material nonpublic information by the Company.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	the Company does not currently grant new awards of stock options, stock appreciation rights, or similar option-like instruments.
MNPI Disclosure Timed for Compensation Value	true